Taxation - Schedule of Statutory Tax Rate to the Effective Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statutory Tax Rate to the Effective Income Tax Rate [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%